Provisions for tax, labor and civil risks (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for tax, labor and civil risks
Schedule of provisions for disputes, probable losses and judicial deposits

The table below presents the position of provisions for probable losses and judicial deposits which refers to lawsuits in progress and social security risk.

	2021	2020
Service tax (ISSQN) Lawsuit - Company BWMS (a)	-	1,374
Service tax (ISSQN) Lawsuit - Company Zenvia (a)	34,666	29,962
Labor provisions	1,013	444
Other Provisions	397	1,064
	36,076	32,844
Service tax (ISSQN) judicial deposits - Lawsuit Company BWMS (a)	-	(1,374)
Service tax (ISSQN) judicial deposits - Lawsuit Company Zenvia (a)	(34,697)	(29,193)
Labor appeals judicial deposits	(10)	(10)
	(34,707)	(30,577)
	1,369	2,267

Schedule of changes in provisions

Provisions
Balance at January 1, 2020	24,999
Additions	7,944
Reversals	(322)
Additions due to acquisitions	223
Balance at December 31, 2020	32,844
Additions	4,950
Reversals	(2,054)
Additions due to acquisitions	336
Balance at December 31, 2021	36,076

Schedule of changes in judicial deposits

Changes in judicial deposits are as follows:

Deposits
Balance at January 1, 2020	23,510
Additions	7,089
Reversals	(22)
Balance at December 31, 2020	30,577
Additions	5,504
Reversals	(1,374)
Balance at December 31, 2021	34,707